Stockholders’ Deficit (Details)													1 Months Ended				2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 27, 2025 USD ($)	Mar. 10, 2025 USD ($) shares	Feb. 05, 2025 USD ($) $ / shares shares	Nov. 11, 2024 shares	Nov. 08, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Apr. 30, 2024 shares	Apr. 01, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Feb. 23, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Nov. 14, 2019 $ / shares shares	Sep. 30, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Feb. 29, 2024 shares	Feb. 13, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2025 shares	Jun. 30, 2024 USD ($)
Stockholders’ Deficit [Line Items]
Conversion of stock description																		Each holder of Series A Preferred Stock may convert at any time, all, or any part, of the outstanding Series A Preferred Stock into shares of the Common Stock at the initial “Conversion Price” of $20,000, which is subject to customary adjustments for stock splits. The Company’s Board of Directors has the right, at any time, with the written consent of the Required Holders (as defined in the Certificate of Designation of Preferences, Rights and Limitations of the Series A Convertible Preferred Stock (the “Series A Certificate of Designations”)), to lower the fixed conversion price to any amount and for any period of time. If 90 days or 180 days following the occurrence of the effective date of the registration statement filed pursuant to the First PIPE Registration Rights Agreement, the Conversion Price then in effect is greater than the greater of $2,000.00 and the Market Price (as defined in the Series A Certificate of Designations) then in effect (the “Adjustment Price”), the Conversion Price shall automatically lower to the Adjustment Price. In connection with such adjustment provisions, the Conversion Price was reset to $2,000.00.
Conversion price (in Dollars per share) | $ / shares																		$ 448
Weighted average price percentage					90.00%						90.00%
Premium percentage																		50.00%	50.00%
Number of warrants to purchase shares																		170,274
Purchase of shares common stock (in Dollars) | $											$ 20,600,000
Accrued penalty payable (in Dollars) | $																							$ 55,000
Rights penalty amounting (in Dollars) | $	$ 568,400																		$ 55,000	$ 55,000			568,400
Forgiveness shortall in exercise price of warrant (in Dollars) | $	$ 600,000
Exercise price amount (in Dollars) | $																		$ 700,000	$ 700,000	$ 700,000
Converted shares																		625	5,554	5,554
Premium for penalties due																		25.00%	25.00%
Price per share (in Dollars per share) | $ / shares																		$ 95
Inducement expense (in Dollars) | $																		$ 156,250
Aggregate owed shares of common stock																		692.00%
Percentage of premium share due																		25.00%	25.00%
Reduced additional paid-in capital (in Dollars) | $																		$ 85,500
Deemed dividend - common stock liability (in Dollars) | $																		85,500	$ 85,500	$ 85,500
Premium payment (in Dollars) | $																		127,144
Common stock shares authorized																			45,350,000	45,350,000	45,350,000
Issued shares																					292
Purchase of shares				10,423			1,000
Common stock value (in Dollars) | $
Subscription receivable (in Dollars) | $																		2,400,000
Deferred offering costs (in Dollars) | $																		$ 500,000	$ 500,000	$ 500,000
Common stock par value (in Dollars per share) | $ / shares																			$ 0.0001	$ 0.0001	$ 0.0001
Pre-funded warrants																			4,596	4,596
Exercise price per share (in Dollars per share) | $ / shares																		$ 663.6
Warrant term																		4 years 21 days
Gross proceeds percentage																		3.00%
Out-of-pocket expenses (in Dollars) | $																		$ 85,000
Non-accountable expenses (in Dollars) | $																		25,000
Reimburse amount (in Dollars) | $																		15,000
Conversion price value (in Dollars) | $																			$ 627,154
Aggregate cash proceeds (in Dollars) | $									$ 10,000,000
Warrants exercise amount (in Dollars) | $																							600,000
Deemed dividend (in Dollars) | $																		84,083	$ 276,839
Aggregate of common shares																			692
Decrease additional paid-in capital (in Dollars) | $																			$ 85,500	$ 85,500
Deducting fees and expenses (in Dollars) | $																(897,133)	(3,654,937)	(4,950,531)	$ (15,300,903)		$ (7,675,049)
February 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares									306					306	306
September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Subscription receivable (in Dollars) | $																		$ 716,694
Exercise price per share (in Dollars per share) | $ / shares																		$ 196
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares			127,551
Price per share (in Dollars per share) | $ / shares			$ 39.2
Pre-funded warrants			112,551															21,337				127,551
Exercise price per share (in Dollars per share) | $ / shares																		$ 1,000	$ 1,000	$ 1,000
Warrant term																		5 years
Purchase shares (in Dollars) | $																		$ 800	$ 800
Conversion Stock[Member]
Stockholders’ Deficit [Line Items]
Conversion ratio											0.01757
Successor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares									306					306	306				13,818	13,818
Gross proceeds (in Dollars) | $																		588,000
Exercise price per share (in Dollars per share) | $ / shares																			$ 8,192.2	$ 8,192.2
Warrant term																			3 years 7 months 6 days	3 years 7 months 6 days
Conversion price value (in Dollars) | $
Purchase shares (in Dollars) | $																		$ 3,685,027
Net proceeds (in Dollars) | $																			$ 4,809,703
Successor [Member] | September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																			$ 196	$ 196
Predecessor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares												426,839
Gross proceeds (in Dollars) | $
Common stock par value (in Dollars per share) | $ / shares																					$ 0.0001
Warrant term												5 years
Purchase shares (in Dollars) | $
Net proceeds (in Dollars) | $
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																		$ 20,000
Premium percentage																		25.00%
Deemed dividend (in Dollars) | $																		$ 118,250
Issued shares			127,551
Sold shares			15,000
Common stock par value (in Dollars per share) | $ / shares																		$ 0.0001
Net proceeds (in Dollars) | $			$ 4,200,000
Shares of common stock																		15,000
Offering shares																		91,214
Deemed dividend (in Dollars) | $																			$ 2,419,750
Shares remained																		292
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares																		$ 39.2
Common Stock [Member] | Predecessor [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share) | $ / shares																			$ 0.0001	$ 0.0001
Shares remained																				292
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares remained																		2,208
Preferred Stock [Member] | Predecessor [Member]
Stockholders’ Deficit [Line Items]
Shares remained																				2,208
Securities purchase agreement [Member]
Stockholders’ Deficit [Line Items]
Issued shares																		106,214
Net proceeds (in Dollars) | $			$ 4,200,000
Offering costs (in Dollars) | $			$ 839,004
Securities purchase agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Sold shares																		127,551
Investor [Member]
Stockholders’ Deficit [Line Items]
Redemption amount (in Dollars) | $		$ 395,000
Arena ELOC [Member]
Stockholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares										$ 500
Common stock value (in Dollars) | $										$ 25,000,000
Weighted average price										90.00%
Shares of common stock																			173
Deferred offering costs (in Dollars) | $																							500,000
Purchase of common stock (in Dollars) | $										$ 25,000,000
Arena ELOC [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Sold shares			127,551
September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares						4,088							4,088
Aggregate cash proceeds (in Dollars) | $													$ 1,250,000
Aggregate cash proceeds (in Dollars) | $						$ 1,250,000
Net proceeds (in Dollars) | $						4.1
Deducting fees and expenses (in Dollars) | $						$ 716,694
Keystone Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage											90.00%
Selling price per share (in Dollars per share) | $ / shares											$ 20
Issued shares											932
Purchase of shares											12,500
Common stock value (in Dollars) | $					$ 20,600,000
Purchase shares (in Dollars) | $											$ 12,500
Keystone ELOC [Member]
Stockholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares					$ 2,000						$ 20
Issued shares											932
Sold shares																		14,531
Gross proceeds (in Dollars) | $																		$ 1,227,241	$ 4,900,000
Shares of common stock																		173	932
JonesTrading Institutional Services [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds percentage																		6.00%
Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																			$ 2,000	$ 2,000
Weighted average price percentage											2000.00%								80.00%
Equity Line of Credit [Member]
Stockholders’ Deficit [Line Items]
Sold shares																			22,675
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares																		12,580	12,580	12,580
Preferred stock stated value per share (in Dollars per share) | $ / shares																		$ 1,000
Conversion price (in Dollars per share) | $ / shares																		$ 2,000	$ 2,000	$ 2,000
Weighted average price percentage																		80.00%	80.00%
Premium percentage																		25.00%	25.00%
Redemption premium percentage																		20.00%	20.00%
Number of warrants to purchase shares																			625	625
Exercise price amount (in Dollars) | $																		$ 100,000	$ 100,000	$ 100,000
Shares issued preferred stock																		1,090
Converted shares																		14,447	23,675	23,675
Deemed dividend (in Dollars) | $																		$ 18,750
Price per share (in Dollars per share) | $ / shares																		$ 95
Selling price per share (in Dollars per share) | $ / shares																		37.5	$ 142	$ 142
Preferred stock, value (in Dollars) | $																			$ 1,000	$ 1,000
Sold shares									10,089
Shares of common stock															10,039
Conversion price value (in Dollars) | $																			20,000
PBAX amount (in Dollars) | $																			$ 1,555,000
Series A Preferred Stock [Member] | Series A Certificate [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																		$ 2,000
Converted shares																		473
Series A Preferred Stock [Member] | Promissory Note [Member]
Stockholders’ Deficit [Line Items]
Purchase of shares common stock (in Dollars) | $																		$ 1,555,000
Series A Preferred Stock [Member] | Convertible Bridge Notes [Member]
Stockholders’ Deficit [Line Items]
Purchase of shares common stock (in Dollars) | $																		$ 627,154
Series A Preferred Stock [Member] | Successor [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock																			10,023	10,023
Shares remained																			1,894
Series A Preferred Stock [Member] | Predecessor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares												1,849,638
Exercise price per share (in Dollars per share) | $ / shares												$ 1.7571
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares remained												2,845,597
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock																		1,429
Converted shares																		36,454
Series A Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																		$ 2,000
Weighted average price percentage																		80.00%
Series B Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares																			626	626
Premium percentage																		25.00%	25.00%
Redemption premium percentage																			25.00%
Aggregate cash proceeds (in Dollars) | $								$ 500,000
Accrued penalty payable (in Dollars) | $																							$ 645,693
Shares issued preferred stock																		198
Converted shares																		27,239	2,691	2,691
Selling price per share (in Dollars per share) | $ / shares																			$ 146	$ 146
Shares of common stock								626
Aggregate cash proceeds (in Dollars) | $								$ 500,000
Deemed dividend (in Dollars) | $																			$ 88,250
Series B Preferred Stock [Member] | Successor [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock																			353	353
Shares remained																			273
Series B Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock																		75
Converted shares																		2,500
Series C Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares																		2,853	2,853	2,853
Preferred stock stated value per share (in Dollars per share) | $ / shares																		$ 1,000	$ 1,000	$ 1,000
Conversion price (in Dollars per share) | $ / shares																		$ 39.2	$ 39.2	$ 39.2
Premium percentage																		25.00%	25.00%
Redemption premium percentage																		125.00%	125.00%
Shares issued preferred stock		316																2,537
Converted shares																		64,719	24,510	24,510
Price per share (in Dollars per share) | $ / shares																		$ 39.2
Preferred stock, value (in Dollars) | $		$ 267,856
Cash redemption		127144.00%
Common stock par value (in Dollars per share) | $ / shares																			$ 39.6	$ 39.6
Shares remained																			2,853
Debt Conversion, Converted Instrument, Rate																			25.00%
Earnout shares						2,853							2,853
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Redemption premium percentage																		25.00%
Series C Preferred Stock [Member] | September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares						4,088							4,088
Series C Preferred Stock [Member] | Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																			80.00%
Series C Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																		80.00%
Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock stated value per share (in Dollars per share) | $ / shares																					$ 0.0001
Converted shares																					29,770,105
Capital stock, authorized																					75,120,105
Common stock shares authorized																					45,350,000
Predecessor Preferred Stock Conversion to Successor Common Stock [Member] | Conversion Stock[Member]
Stockholders’ Deficit [Line Items]
Conversion ratio											0.0806
Series Seed Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued											208
Issued shares											208
Predecessor’s Series Seed Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued											2,000
Issued shares											2,000
Convertible Common Stock [Member]
Stockholders’ Deficit [Line Items]
Premium percentage																			25.00%
Converted shares																			86,194	86,194
Private Placement [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued									10,089					10,089	10,089
Aggregate cash proceeds (in Dollars) | $														$ 10,000,000
Private Placement [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued									10,039					10,039	10,039
Private Placement [Member] | Series B Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of preferred stock								626
Private Placement [Member] | Series C Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of preferred stock													2,853
Preferred Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares									2,500					2,500	2,500
Successor Series C Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																		80.00%	80.00%
Series C Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares																			$ 448	$ 448